Schedule H, Line 4(i)	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

SUPPLEMENTARY INFORMATION

FIRST FED BANK 401(K) PLAN

EIN: 91-0369590     PLAN #: 002

SCHEDULE H, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

JUNE 30, 2025

	(b)	(c)			(e)
	Identity of issue, borrower,	Description of investment, including maturity date,		(d)	Current
(a)	lessor or similar party	rate of interest, collateral, par or maturity value		Cost	value
*	Principal Life Insurance Company	Insurance Company General	Prin Fixed Inc Guar Option	**	$505,103

	Eagle Financial Services, Inc.	Registered investment company	Carillon Eagle MidCaGwth R6 Fd	**	39,615
	Legg Mason	Registered investment company	Clearbridge Intl Grwth I Fd	**	110,601
	Columbia Funds	Registered investment company	Columbia Div Income I2 Fund	**	118,231
	PIMCO Funds	Registered investment company	PIMCO DIV INC INST FD	**	37,994
	PIMCO Funds	Registered investment company	PIMCO Low Dur Income Inst Fd	**	313,985
*	Principal Funds Inc	Registered investment company	Prin Real Estate Secs Inst Fd	**	186,054
*	Principal Funds Inc	Registered investment company	Princ SmallCap Growth I R6 Fd	**	49,712
*	Principal Funds Inc	Registered investment company	Principal Blue Chip R6 Fund	**	977,709
	SEI Trust Company	Registered investment company	Allspring Spec Sm Cp Value R6	**	24,268
	Vanguard Group	Registered investment company	Vanguard Growth Index Adm Fund	**	1,149,459
	Vanguard Group	Registered investment company	Vanguard Int-Tm Bd Idx Adm Fd	**	103,946
	Vanguard Group	Registered investment company	Vanguard Long Trm Trea Idx Adm	**	217,749
	Vanguard Group	Registered investment company	Vanguard Mid Cap Index Adm Fd	**	993,470
	Vanguard Group	Registered investment company	Vanguard Short-Trm Trsy Adm Fd	**	216,266
	Vanguard Group	Registered investment company	Vanguard Sm Cap Index Adm Fund	**	587,634
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt Inc Inv Fund	**	134,047
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2020 Inv Fund	**	40,136
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2025 Inv Fund	**	1,025,161
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2030 Inv Fund	**	1,113,302
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2035 Inv Fund	**	1,276,542
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2040 Inv Fund	**	1,150,296
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2045 Inv Fund	**	2,114,375
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2050 Inv Fund	**	1,493,463
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2055 Inv Fund	**	1,109,941
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2060 Inv Fund	**	382,629
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2065 Inv Fund	**	309,439
	Vanguard Group	Registered investment company	Vanguard Tgt Rmt 2070 Inv Fund	**	26,241
	Vanguard Group	Registered investment company	Vanguard Value Index Adm Fund	**	634,041
	Vanguard Group	Registered investment company	Vanguard 500 Index Admiral Fd	**	3,180,654
	Vanguard Group	Registered investment company	Vgd Infl-Prot Sec Adm Fund	**	1,565
	Vanguard Group	Registered investment company	Vgd Ttl Intl Stk Idx Adm Fd	**	276,075
	Victory Funds	Registered investment company	Victory Sycamore Est Val I Fd	**	102,565

*	First Northwest Bancorp	Employer Security	First Northwest Bancorp	**	260,369

*	Participant loans	Various maturity dates through April 2041; Interest rates 4.25% - 9.50%		—	345,027

	Total assets at period end				$20,607,664

*	Indicates party-in-interest.
**	Information is not required as investments are participant directed.